STOCK OPTIONS AND AWARDS (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Noncash Expense	$ 15,590	$ 15,693	$ 14,898
Total unrecognized compensation cost	$ 11,200
Unrecognized compensation cost, period for recognition (in years)	1 year 11 months 4 days
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized	1,281,160
Granted (in shares)	0	0	0
Share-based Payment Arrangement, Additional Disclosure [Abstract]
Total intrinsic value of options exercised	$ 0	$ 0	$ 71
Proceeds from exercise of stock options	0	0	48
Share-based Payment Arrangement, Exercise of Option, Tax Benefit	0	0	3,446
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested in period, total fair value	$ 15,200	$ 14,300	$ 13,700
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Number of shares nonvested at beginning of year	1,002,461	1,072,031	1,229,346
Number of shares granted	580,708	617,003	623,742
Number of shares vested	(673,055)	(651,690)	(728,126)
Number of shares forfeited	(51,819)	(34,883)	(52,931)
Number of shares nonvested at end of year	858,295	1,002,461	1,072,031
Weighted average of shares fair value, nonvested at beginning of year	$ 22.24	$ 21.75	$ 21.28
Weighted average of shares fair value granted	25.58	22.60	20.05
Weighted average of shares fair value vested	22.65	21.94	18.87
Weighted average of shares fair value forfeited	22.06	23.44	25.68
Weighted average of shares fair value, nonvested at end of year	$ 24.07	$ 22.24	$ 21.75